Parent Company Only Condensed Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
CONDENSED STATEMENTS OF INCOME
Interest income	$ 4,863	$ 5,096	$ 4,876	$ 4,997	$ 4,985	$ 4,922	$ 4,610	$ 4,874
Interest expense									(4,392)	(5,871)
Other expenses									(1,475)	(1,253)
Income tax benefit									(1,496)	(736)
Net income	945	1,371	1,042	927	831	1,146	487	778	4,285	3,242
Parent Company [Member]
CONDENSED STATEMENTS OF INCOME
Dividends from banking subsidiary										2,265
Interest income									75	50
Interest expense									(282)	(281)
Other expenses									(223)	(197)
Income (loss) before income tax and undistributed subsidiary income									(430)	1,837
Income tax benefit									(146)	(146)
Equity in undistributed income or net income of banking subsidiary									4,569	1,259
Net income									$ 4,285	$ 3,242